Expense Example - (Allspring Intermediate Tax/AMT-Free Fund)	(Allspring Intermediate Tax/AMT-Free Fund - Classes A and C) Class A 1 Year	(Allspring Intermediate Tax/AMT-Free Fund - Classes A and C) Class A 3 Years	(Allspring Intermediate Tax/AMT-Free Fund - Classes A and C) Class A 5 Years	(Allspring Intermediate Tax/AMT-Free Fund - Classes A and C) Class A 10 Years	(Allspring Intermediate Tax/AMT-Free Fund - Classes A and C) Class C 1 Year	(Allspring Intermediate Tax/AMT-Free Fund - Classes A and C) Class C 3 Years	(Allspring Intermediate Tax/AMT-Free Fund - Classes A and C) Class C 5 Years	(Allspring Intermediate Tax/AMT-Free Fund - Classes A and C) Class C 10 Years	(Allspring Intermediate Tax/AMT-Free Fund - Class R6) Class R6 1 Year	(Allspring Intermediate Tax/AMT-Free Fund - Class R6) Class R6 3 Years	(Allspring Intermediate Tax/AMT-Free Fund - Class R6) Class R6 5 Years	(Allspring Intermediate Tax/AMT-Free Fund - Class R6) Class R6 10 Years	(Allspring Intermediate Tax/AMT-Free Fund - Administrator Class) Administrator Class 1 Year	(Allspring Intermediate Tax/AMT-Free Fund - Administrator Class) Administrator Class 3 Years	(Allspring Intermediate Tax/AMT-Free Fund - Administrator Class) Administrator Class 5 Years	(Allspring Intermediate Tax/AMT-Free Fund - Administrator Class) Administrator Class 10 Years	(Allspring Intermediate Tax/AMT-Free Fund - Institutional Class) Institutional Class 1 Year	(Allspring Intermediate Tax/AMT-Free Fund - Institutional Class) Institutional Class 3 Years	(Allspring Intermediate Tax/AMT-Free Fund - Institutional Class) Institutional Class 5 Years	(Allspring Intermediate Tax/AMT-Free Fund - Institutional Class) Institutional Class 10 Years
USD ($)	366	523	709	1,246	245	465	823	1,832	31	111	214	516	61	209	387	901	36	127	242	578